SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful lives (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Trade Name - Evgo
Indefinite-lived Intangible Assets [Line Items]
Estimated useful lives of goodwill and other intangible assets from the acquisition date	15 years	15 years
Host Relationships
Indefinite-lived Intangible Assets [Line Items]
Estimated useful lives of goodwill and other intangible assets from the acquisition date	12 years	12 years
Developed Technology
Indefinite-lived Intangible Assets [Line Items]
Estimated useful lives of goodwill and other intangible assets from the acquisition date	15 years	15 years
Minimum | Customer Relationships
Indefinite-lived Intangible Assets [Line Items]
Estimated useful lives of goodwill and other intangible assets from the acquisition date	4 years	4 years
Maximum | Customer Relationships
Indefinite-lived Intangible Assets [Line Items]
Estimated useful lives of goodwill and other intangible assets from the acquisition date	5 years	5 years